Prospectus Supplement	February 14, 2019

Putnam Global Equity Fund
Prospectus dated February 28, 2018

Effective February 28, 2019, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

R. Shepherd Perkins, Chief Investment Officer, Equities, portfolio manager of the fund since 2011

Jacquelyne Cavanaugh, Portfolio Manager, Analyst, portfolio manager of the fund since 2019

Matthew Culley, Portfolio Manager, Analyst, portfolio manager of the fund since 2018

Walter Scully, Portfolio Manager, Analyst, portfolio manager of the fund since 2019

Sub-advisors

Putnam Investments Limited*

The Putnam Advisory Company, LLC*

* Though the investment advisor has retained the services of both Putnam Investments Limited (PIL) and The Putnam Advisory Company, LLC (PAC), PIL and PAC do not currently manage any assets of the fund.

Effective February 28, 2019, the following replaces similar disclosure under the sub-section The fund’s investment manager – Portfolio manager in the section Who oversees and manages the fund?:

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

	Joined
Portfolio managers	fund	Employer	Positions over past five years
R. Shepherd Perkins	2011	Putnam Investments	Chief Investment Officer,
		Limited	Equities
		2011–Present	Previously, Co-Head of Equities,
			Co-Head of International
			Equities
Jacquelyne Cavanaugh	2019	Putnam Investments	Portfolio Manager, Analyst
		Limited
		2012–Present
Matthew Culley	2018	Putnam Investments	Portfolio Manager, Analyst
		Limited	Previously, Assistant Portfolio
		2008–Present	Manager, Analyst
Walter Scully	2019	Putnam Investments	Portfolio Manager, Analyst
		Limited	Previously, Assistant Portfolio
		1996–Present	Manager, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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